Taxes (Details)		1 Months Ended	12 Months Ended
		Oct. 31, 2015	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)
Taxes (Details) [Line Items]
Statutory income tax rate			25.00%	25.00%	25.00%	25.00%
Enterprise income tax rate	[1]		(35.90%)	(35.90%)
Taxes, description			Shenzhen Yiruan, Shenzhen Yiyun, Shenzhen Yidian and Shenzhen Duodian are qualified as software companies by local taxing authority, and obtained two years of tax exempt status and three years at reduced income tax rate of 12.5%. After the initial 5 years, the Company can apply for the reduced rate in a yearly basis. In addition, 75% of R&D expenses of Shenzhen Kuxuanyou and Shenzhen Yiruan are subject to additional deduction from pre-tax income.	Shenzhen Yiruan, Shenzhen Yiyun, Shenzhen Yidian and Shenzhen Duodian are qualified as software companies by local taxing authority, and obtained two years of tax exempt status and three years at reduced income tax rate of 12.5%. After the initial 5 years, the Company can apply for the reduced rate in a yearly basis. In addition, 75% of R&D expenses of Shenzhen Kuxuanyou and Shenzhen Yiruan are subject to additional deduction from pre-tax income.
Tax exemption, description			Korgas Shengyou, Korgas Wimi, Korgas Duodian, Korgas 233 and Korgas Weidong were formed and registered in Korgas in Xinjiang Provence, China from 2016 to 2020, and Kashi Duodian was formed and registered in Kashi in Xinjiang Provence, China in 2019. These companies are not subject to income tax for 5 years and can obtain another two years of tax exempt status and three years at reduced income tax rate of 12.5% after the 5 years due to the local tax policies to attract companies in various industries.	Korgas Shengyou, Korgas Wimi, Korgas Duodian, Korgas 233 and Korgas Weidong were formed and registered in Korgas in Xinjiang Provence, China from 2016 to 2020, and Kashi Duodian was formed and registered in Kashi in Xinjiang Provence, China in 2019. These companies are not subject to income tax for 5 years and can obtain another two years of tax exempt status and three years at reduced income tax rate of 12.5% after the 5 years due to the local tax policies to attract companies in various industries.
Basic | (per share)			¥ (1.17)	$ (0.18)	¥ 1.02	¥ 0.89
Diluted | (per share)			¥ (1.17)	$ (0.18)	¥ 0.94	¥ 0.88
Net operating loss carry forwards			¥ 8,321,732				$ 1,275,381
VAT Percentage			6.00%	6.00%
Hong Kong [Member]
Taxes (Details) [Line Items]
Statutory income tax rate			16.50%	16.50%
SINGAPORE
Taxes (Details) [Line Items]
Statutory income tax rate			17.00%	17.00%
Exemption from taxable income, description			The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately RMB 49,000) taxable income and 50% of the next SGD 190,000 (approximately RMB 937,000) taxable income are exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately RMB 49,000) taxable income and 50% of the next SGD 190,000 (approximately RMB 937,000) taxable income are exempted from income tax.
GST rate			7.00%	7.00%
Guangdong Provence [Member]
Taxes (Details) [Line Items]
Income tax reduced rate			15.00%	15.00%
Hainan Provence [Member]
Taxes (Details) [Line Items]
Income tax reduced rate			15.00%	15.00%
PRC [Member]
Taxes (Details) [Line Items]
Income tax saving amount			¥ 14,543,996	$ 2,228,999	¥ 23,679,290	¥ 20,619,510
Basic and diluted earnings per shares (in Yuan Renminbi per share)						¥ 0.21
Basic | (per share)			¥ 0.11	$ 0.02	¥ 0.24
Diluted | (per share)			¥ 0.11	$ 0.02	¥ 0.22
China [Member]
Taxes (Details) [Line Items]
VAT Percentage			13.00%	13.00%
Enterprise Income Tax [Member]
Taxes (Details) [Line Items]
Enterprise income tax rate			25.00%	25.00%
High and New Technology Enterprises [Member]
Taxes (Details) [Line Items]
Enterprise income tax rate			15.00%	15.00%
Taxes, description		subject to a requirement that they re-apply for HNTE status every three years. Shenzhen KXY obtained the “high-tech enterprise” tax status in October 2015, which reduced its statutory income tax rate to 15% from November 2016 to November 2019. Shenzhen Kuxuanyou renewed the HNTE tax status in December 2020, and the status will expire in December 2023.

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.